Value-added tax receivable - Disclosure of value-added tax receivable (Details) - USD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Trade and other non-current receivables [Abstract]
Total Value-added tax receivable	$ 17,765	$ 12,494
Less: non-current portion	17,765	1,420	$ 4,256
Current portion	$ 0	$ 11,074	$ 11,178